CONTINGENT LIABILITIES AND COMMITMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net	$ 50	$ 44	$ 61
Revenue from Grants	106
Description of Grant Received	up to 100% of the amount of grants received (100% plus interest at LIBOR).
Accrued Royalties	115
New Operating Lease Agreement [Member]
Operating Leases, Rent Expense, Net	$ 51	$ 18	$ 29
Office of Chief Scientist [Member] | Maximum [Member]
Royalties percentage	5.00%
Office of Chief Scientist [Member] | Minimum [Member]
Royalties percentage	3.00%